General and administrative expenses: (Tables)	12 Months Ended
Dec. 31, 2022
General And Administrative Expenses
Schedule of general and administrative expenses

	For the Year Ended December 31,
	2022	2021
Salaries and related	692,795	166,309
Rent and utilities	22,872	26,621
Legal	76,380	39,361
Depreciation	670	528
Consulting	78,525	144,550
Professional fees	52,536	13,313
Office expense	2,472	4,050
IT expense	1,067	5,257
Share-based compensation	19,908	1,414
Entertainment	481	381
Other	14,308	117
Total	962,014	401,901